EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (4,601,966)	R$ (4,391,251)	R$ (4,314,592)	R$ (4,174,653)	R$ (4,739,299)
Fair value of plan assets	3,656,891	3,568,934	3,456,613	3,292,890	3,865,411
Surplus (Deficit)	(945,075)	(822,317)	(857,979)	(881,763)	(873,888)
Present value of the defined benefit obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities	546,911	(370,083)	235,549	186,905	(202,749)
Plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets	R$ 253,301	R$ 253,301	R$ (232,214)	R$ (109,153)	R$ 235,275